Investments in Subsidiaries - Subsidiary having Non-controlling Interests that are Material to the Group (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Disclosure of subsidiaries [line items]
Accumulated balances of material NCI	¥ 3,314,658		¥ 3,134,940		$ 478,803
Profit allocated to material NCI	¥ 273,111	$ 39,451	¥ 168,687	¥ 137,338
Guangxi Yuchai Machinery Company Limited [member]
Disclosure of subsidiaries [line items]
Proportion of equity interest held by NCI	23.60%	23.60%	23.60%	23.60%
Accumulated balances of material NCI	¥ 3,092,931		¥ 2,921,456	¥ 2,741,359	$ 446,775
Profit allocated to material NCI	269,982	$ 38,999	165,388	135,173
Dividends paid to material NCI	¥ 115,185	$ 16,638	¥ 89,229	¥ 35,702